Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accrued payroll and related expenses	$213,860	$135,599
Other payables	133,738	55,046
Total accrued expenses and other payables	$347,598	$190,645